Income Taxes (Details) - Schedule of Deferred Tax Assets and Deferred Tax Liabilities - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Income Taxes (Details) - Schedule of Deferred Tax Assets and Deferred Tax Liabilities [Line Items]
Net operating losses	$ 2,562,127	$ 408,481
Lease liabilities	261,464	246,502
Ending Balance	2,823,591	654,983
Deferred income tax liabilities
Intangible assets	(1,005,360)	(107,674)
Right-of-use assets	(259,331)	(237,716)
Ending Balance	(1,264,691)	(345,390)
Net deferred income tax assets (liabilities) before valuation allowance	1,558,900	309,593
Valuation allowance	(2,383,380)	$ (309,593)
Net deferred income tax assets (liabilities)	$ (824,480)